Related Party Transactions - Details of Compensation to Key Management Officers (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Related party transactions [abstract]
Short-term benefits	₩ 115,618	₩ 112,688	₩ 90,916
Long-term benefits	13,400	8,632	17,905
Retirement benefits	21,658	20,422	17,870
Compensation to key management	₩ 150,676	₩ 141,742	₩ 126,691